UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2013

NC-SANN-0214
1.540079.116

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/ Performance	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Cash Portfolio	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .86
HypotheticalA		$ 1,000.00	$ 1,024.35	$ .87
Term Portfolio	.21%
Actual		$ 1,000.00	$ 1,000.50	$ 1.06
HypotheticalA		$ 1,000.00	$ 1,024.15	$ 1.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/13	% of fund's investments 6/30/13	% of fund's investments 12/31/12
1 - 7	29.4	25.4	31.4
8 - 30	15.2	19.3	13.1
31 - 60	20.8	19.1	29.1
61 - 90	19.6	15.4	13.8
91 - 180	12.9	16.8	8.0
> 180	2.1	4.0	4.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/13	6/30/13	12/31/12
Cash Portfolio	49 Days	56 Days	51 Days
All Taxable Money Market Funds Average *	47 Days	50 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/13	6/30/13	12/31/12
Cash Portfolio	86 Days	91 Days	80 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
Commercial Paper 59.4%	Commercial Paper 64.4%
Variable Rate Demand Notes (VRDNs) 2.6%	Variable Rate Demand Notes (VRDNs) 7.6%
Treasury Debt 5.0%	Treasury Debt 9.3%
Government Agency Debt 11.0%	Government Agency Debt 6.2%
Repurchase Agreements 22.0%	Repurchase Agreements 10.7%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 1.8%

* Source: iMoneyNet, Inc.

Semiannual Report

Current and Historical Seven-Day Yields
	12/31/13	9/30/13	6/30/13	3/31/13	12/31/12
Cash Portfolio	0.01%	0.01%	0.01%	0.06%	0.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2013, the most recent period shown in the table, would have been -0.06%.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 42.1%
	Yield (a)	Principal Amount	Value
Bank of Nova Scotia
4/1/14 to 4/14/14	0.19 to 0.20%	$ 90,000,000	$ 89,951,729
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/13/14 to 3/10/14	0.20 to 0.24	103,000,000	102,962,798
Barclays U.S. Funding Corp.
3/20/14	0.23	13,000,000	12,993,522
BNP Paribas Finance, Inc.
2/4/14 to 4/14/14	0.21 to 0.25	171,000,000	170,911,004
Commonwealth Bank of Australia
3/28/14 to 4/7/14	0.17 to 0.26 (b)	38,000,000	38,004,031
Credit Agricole North America
1/2/14	0.05	29,000,000	28,999,960
Credit Suisse AG
4/1/14 to 4/7/14	0.28	16,000,000	15,988,567
Deutsche Bank Financial LLC
2/27/14	0.22	52,000,000	51,981,887
DNB Bank ASA
1/13/14 to 3/19/14	0.21 to 0.22	32,000,000	31,993,376
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	8,000,000	7,994,066
Mitsubishi UFJ Trust & Banking Corp.
5/20/14	0.24	30,000,000	29,972,200
Natexis Banques Populaires U.S. Finance Co. LLC
2/4/14 to 2/18/14	0.24	147,000,000	146,958,520
Nationwide Building Society
1/3/14 to 3/25/14	0.23 to 0.24	40,000,000	39,981,168
Oversea-Chinese Banking Corp. Ltd.
1/9/14 to 4/8/14	0.18 to 0.23	160,000,000	159,947,894

	Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
3/25/14	0.24%	$ 9,000,000	$ 8,995,020
Sumitomo Mitsui Banking Corp.
2/18/14	0.23	150,000,000	149,954,000
Sumitomo Trust & Banking Co. Ltd.
2/7/14 to 2/19/14	0.21 to 0.22	110,000,000	109,972,450
Svenska Handelsbanken, Inc.
3/12/14	0.23	50,000,000	49,978,125
Swedbank AB
2/12/14 to 2/27/14	0.22 to 0.24	82,000,000	81,973,415
Toronto Dominion Holdings (U.S.A.)
2/18/14 to 8/28/14	0.17 to 0.25	94,000,000	93,945,182
Toyota Motor Credit Corp.
1/29/14	0.23	50,000,000	49,991,056
United Overseas Bank Ltd.
4/11/14	0.21	80,000,000	79,953,333
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,553,403,303)			1,553,403,303
Asset Backed Commercial Paper (c) - 12.3%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
3/18/14	0.20	75,000,000	74,968,333
Govco, Inc. (Liquidity Facility Citibank NA)

3/17/14	0.19	132,000,000	131,947,750
3/26/14	0.20	13,000,000	12,993,933
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)
2/14/14	0.19	70,000,000	69,983,744
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/10/14	0.25	15,000,000	14,999,063
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
2/26/14	0.21	50,000,000	49,983,667
Asset Backed Commercial Paper (c) - continued
	Yield (a)	Principal Amount	Value

Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.) - continued
2/27/14	0.21%	$ 26,000,000	$ 25,991,355
3/27/14	0.23	32,000,000	31,982,622
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/24/14	0.20	40,000,000	39,994,889
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $452,845,356)			452,845,356
Other Commercial Paper (c) - 5.0%

JPMorgan Securities LLC
5/23/14	0.30	39,000,000	38,953,850
Nordea Bank AB Publ Iam Commercial Pap
1/3/14	0.18	34,420,000	34,419,665
PNC Bank NA
4/17/14 to 5/21/14	0.27	9,000,000	9,000,000
The Coca-Cola Co.
1/22/14 to 5/15/14	0.19 to 0.20	92,000,000	91,959,639
Toyota Motor Credit Corp.
3/13/14	0.20 (b)	11,000,000	11,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $185,333,154)			185,333,154
Treasury Debt - 5.0%
	Yield (a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Notes
1/15/14	0.08 to 0.10%	$ 94,804,500	$ 94,776,960
U.S. Treasury Obligations - 2.4%
U.S. Treasury Notes
1/15/14 to 9/15/14	0.10 to 0.20	88,000,000	88,206,322
TOTAL TREASURY DEBT (Cost $182,983,282)			182,983,282
Variable Rate Demand Note - 2.6%

North Carolina - 2.6%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
1/7/14	0.04 (b)	26,230,000	26,230,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
1/7/14	0.04 (b)	3,920,000	3,920,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
1/7/14	0.07 (b)	6,400,000	6,400,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Wells Fargo Bank NA, VRDN
1/7/14	0.06 (b)	59,200,000	59,200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $95,750,000)			95,750,000
Government Agency Debt - 11.0%
	Yield (a)	Principal Amount	Value
Federal Agencies - 11.0%
Fannie Mae
9/11/14 to 10/21/15	0.15 to 0.18% (b)	$ 83,000,000	$ 82,994,273
Federal Home Loan Bank
3/28/14 to 10/23/15	0.14 to 0.25 (b)	108,490,000	108,465,489
Freddie Mac
3/27/14 to 10/16/15	0.15 to 0.17 (b)	215,000,000	215,009,881
TOTAL GOVERNMENT AGENCY DEBT (Cost $406,469,643)			406,469,643
Treasury Repurchase Agreement - 22.0%
	Maturity Amount
In a joint trading account at 0.01% dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations) #	$ 564,328,314	564,328,000
With BNP Paribas Securities Corp. at:
0.05%, dated 10/2/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $102,686,430, 0% - 2.75%, 5/1/14 - 11/15/42)	100,012,778	100,000,000
0.06%, dated:
11/4/13 due 1/6/14 (Collateralized by U.S. Treasury Obligations valued at $51,017,092, 0% - 4.75%, 1/16/14 - 2/15/41)	50,005,250	50,000,000

	Maturity Amount	Value
11/5/13 due 1/6/14 (Collateralized by U.S. Treasury Obligations valued at $51,004,987, 0% - 3.13%, 1/9/14 - 10/31/20)	$ 50,005,167	$ 50,000,000
11/7/13 due 1/7/14 (Collateralized by U.S. Treasury Obligations valued at $51,004,832, 0.625% - 6.88%, 7/15/14 - 8/15/25)	50,005,167	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $814,328,000)		814,328,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,691,112,738)		3,691,112,738
NET OTHER ASSETS (LIABILITIES) - 0.0%		993,763
NET ASSETS - 100%		$ 3,692,106,501
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$564,328,000 due 1/02/14 at 0.01%
BNP Paribas Securities Corp.	$ 178,376,359
Merrill Lynch, Pierce, Fenner & Smith, Inc.	321,043,673
Societe Generale	699,233
UBS Securities LLC	64,208,735
$ 564,328,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $814,328,000) - See accompanying schedule: Unaffiliated issuers (cost $3,691,112,738)		$ 3,691,112,738
Cash		451
Receivable for fund shares sold		2,093,741
Interest receivable		1,329,120
Receivable from investment adviser for expense reductions		56,622
Total assets		3,694,592,672

Liabilities
Payable for fund shares redeemed	$ 1,936,895
Distributions payable	2,351
Accrued management fee	501,314
Deferred trustees' compensation	45,611
Total liabilities		2,486,171

Net Assets		$ 3,692,106,501
Net Assets consist of:
Paid in capital		$ 3,692,135,419
Distributions in excess of net investment income		(61,255)
Accumulated undistributed net realized gain (loss) on investments		32,337
Net Assets, for 3,689,953,352 shares outstanding		$ 3,692,106,501
Net Asset Value, offering price and redemption price per share ($3,692,106,501 ÷ 3,689,953,352 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,988,887

Expenses
Management fee	$ 3,920,735
Independent trustees' compensation	63,465
Total expenses before reductions	3,984,200
Expense reductions	(1,170,537)	2,813,663
Net investment income (loss)		175,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,337
Net increase in net assets resulting from operations		$ 207,561

See accompanying notes which are an integral part of the financial statements.

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The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 175,224	$ 1,756,280
Net realized gain (loss)	32,337	174,933
Net increase in net assets resulting from operations	207,561	1,931,213
Distributions to shareholders from net investment income	(176,023)	(1,756,242)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,829,393,659	10,611,503,020
Reinvestment of distributions	164,127	1,611,561
Cost of shares redeemed	(4,644,550,134)	(10,811,063,463)
Net increase (decrease) in net assets and shares resulting from share transactions	185,007,652	(197,948,882)
Total increase (decrease) in net assets	185,039,190	(197,773,911)

Net Assets
Beginning of period	3,507,067,311	3,704,841,222
End of period (including distributions in excess of net investment income of $61,255 and distributions in excess of net investment income of $60,456, respectively)	$ 3,692,106,501	$ 3,507,067,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.001	.002	.017
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.001	.002	.017
Distributions from net investment income	- E	- E	(.001)	(.001)	(.002)	(.017)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	(.001)	(.001)	(.002)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.05%	.06%	.12%	.19%	1.73%
Ratios to Average Net Assets D
Expenses before reductions	.24% A	.24%	.24%	.24%	.24%	.26%
Expenses net of fee waivers, if any	.17% A	.19%	.20%	.20%	.23%	.25%
Expenses net of all reductions	.17% A	.19%	.20%	.20%	.23%	.25%
Net investment income (loss)	.01% A	.05%	.06%	.12%	.19%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,692,107	$ 3,507,067	$ 3,704,841	$ 3,991,384	$ 4,199,259	$ 6,445,068

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of December 31, 2013
6 months ago
Years	0.2	0.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	0.2	0.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
Commercial Paper 93.8%	Commercial Paper 99.7%
Other Short-Term Investments and Net Other Assets (Liabilities) 6.2%	Other Short-Term Investments and Net Other Assets (Liabilities) 0.3%

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 93.8%
	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC:
0.26% 3/19/14	$ 1,000,000	$ 999,593
0.34% 3/3/14	10,000,000	9,997,038
0.38% 3/11/14	9,000,000	8,996,850
0.48% 7/3/14	10,000,000	9,983,951
ASB Finance Ltd. (London) yankee 0.23% 2/21/14	3,500,000	3,499,373
Bank of Nova Scotia yankee 0.19% 4/14/14	25,000,000	24,984,520
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.42% 8/1/14	10,000,000	9,984,321
0.46% 2/14/14	20,000,000	19,997,000
BNP Paribas Finance, Inc. yankee:
0.21% 2/14/14	3,500,000	3,499,388
0.355% 2/7/14	40,000,000	39,994,300
0.49% 3/7/14	28,000,000	27,990,964
Commonwealth Bank of Australia 0.2644% 3/28/14 (a)	3,000,000	3,000,639
Credit Agricole North America yankee:
0.26% 3/14/14	10,000,000	9,996,289
0.27% 3/18/14	4,000,000	3,998,400
0.45% 3/4/14	40,000,000	39,987,892
0.49% 6/24/14	8,000,000	7,988,139
0.5% 1/27/14	2,550,000	2,549,757
Credit Suisse AG yankee:
0.32% 7/25/14	5,000,000	4,991,493
0.33% 7/31/14	20,000,000	19,964,392
0.35% 2/3/14	20,000,000	19,997,060
0.35% 2/7/14	25,000,000	24,995,770

	Principal Amount	Value
Deutsche Bank Financial LLC yankee 0.37% 2/26/14	$ 5,160,000	$ 5,158,660
DNB Bank ASA yankee:
0.23% 3/7/14	1,395,000	1,394,698
0.255% 5/12/14	22,000,000	21,984,835
ING U.S. Funding LLC yankee:
0.28% 4/11/14	12,000,000	11,992,762
0.31% 4/25/14	15,000,000	14,988,836
0.32% 4/21/14	14,000,000	13,990,158
0.33% 3/18/14	1,000,000	999,600
0.34% 1/14/14	5,000,000	4,999,790
0.34% 3/14/14	20,000,000	19,992,578
JPMorgan Chase & Co. 0.35% 7/2/14	25,000,000	24,959,080
JPMorgan Securities LLC 0.32% 7/1/14	10,000,000	9,984,227
Landesbank Hessen-Thuringen yankee:
0.36% 2/10/14	15,000,000	14,997,660
0.37% 2/3/14	50,000,000	49,993,717
Lloyds Bank PLC yankee:
0.31% 2/27/14	15,000,000	14,997,374
0.415% 7/1/14	20,000,000	19,971,418
0.42% 6/24/14	32,000,000	31,957,741
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.24% 5/20/14	40,000,000	39,963,132
0.24% 5/23/14	30,000,000	29,971,638
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.29% 1/14/14	10,000,000	9,999,580
0.31% 1/29/14	20,000,000	19,997,922
0.4% 1/15/14	3,600,000	3,599,835
0.48% 8/1/14	38,000,000	37,922,659
Commercial Paper - continued
	Principal Amount	Value
Nationwide Building Society yankee:
0.22% 3/14/14	$ 2,000,000	$ 1,999,258
0.23% 1/6/14	3,000,000	2,999,955
0.23% 3/14/14	10,000,000	9,996,289
0.24% 3/25/14	20,000,000	19,990,946
0.31% 2/11/14	30,000,000	29,995,170
Northern Pines Funding LLC:
0.21% 2/26/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	20,000,000	19,994,806
0.21% 2/26/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	10,000,000	9,997,403
0.21% 2/28/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	4,000,000	3,998,899
0.25% 3/6/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	40,000,000	39,987,360
Rabobank U.S.A. Financial Corp. yankee:
0.225% 5/8/14	18,000,000	17,986,667
0.225% 5/8/14	25,000,000	24,981,483
0.23% 5/16/14	20,000,000	19,983,704
Skandinaviska Enskilda Banken AB yankee:
0.24% 4/1/14	23,000,000	22,988,914
0.28% 3/10/14	12,000,000	11,996,596
0.28% 5/5/14	5,000,000	4,996,059
0.28% 6/2/14	5,000,000	4,994,433
0.29% 1/3/14	15,000,000	14,999,951
0.29% 1/3/14	6,000,000	5,999,980
0.3% 1/17/14	4,000,000	3,999,900

	Principal Amount	Value
Societe Generale North America, Inc. yankee:
0.21% 1/31/14	$ 12,000,000	$ 11,998,646
0.3% 1/31/14	10,000,000	9,998,872
0.33% 3/31/14	25,000,000	24,987,500
0.335% 5/5/14	20,000,000	19,982,848
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/22/14	7,000,000	6,994,839
0.25% 5/6/14	40,000,000	39,966,120
Svenska Handelsbanken, Inc. yankee:
0.21% 5/14/14	6,550,000	6,545,002
0.22% 4/24/14	20,000,000	19,987,586
Swedbank AB yankee:
0.25% 5/8/14	30,000,000	29,973,228
0.255% 5/5/14	10,000,000	9,991,424
Toronto Dominion Holdings (U.S.A.) yankee 0.24% 8/28/14	30,000,000	29,961,999
UBS Finance, Inc. yankee:
0.355% 2/7/14	20,000,000	19,997,670
0.36% 1/24/14	45,000,000	44,997,408
Westpac Banking Corp. yankee 0.3% 10/31/14	25,000,000	24,946,310
TOTAL COMMERCIAL PAPER (Cost $1,273,141,731)		1,273,432,254
Cash Equivalents - 23.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations) # (Cost $314,568,000)	$ 314,568,175	$ 314,568,000
TOTAL INVESTMENT PORTFOLIO - 116.9% (Cost $1,587,709,731)		1,588,000,254
NET OTHER ASSETS (LIABILITIES) - (16.9)%		(229,889,743)
NET ASSETS - 100%		$ 1,358,110,511
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$314,568,000 due 1/02/14 at 0.01%
BNP Paribas Securities Corp.	$ 99,430,641
Merrill Lynch, Pierce, Fenner & Smith, Inc.	178,956,327
Societe Generale	389,767
UBS Securities LLC	35,791,265
$ 314,568,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	68.1%
United Kingdom	10.1%
Sweden	8.1%
Germany	4.8%
Japan	3.4%
Australia	2.0%
Canada	1.8%
Norway	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $314,568,000) - See accompanying schedule: Unaffiliated issuers (cost $1,587,709,731)		$ 1,588,000,254
Cash		260
Receivable for fund shares sold		51,500,001
Interest receivable		1,961
Total assets		1,639,502,476

Liabilities
Payable for fund shares redeemed	$ 281,089,711
Distributions payable	2,484
Accrued management fee	297,914
Deferred trustees' compensation	1,856
Total liabilities		281,391,965

Net Assets		$ 1,358,110,511
Net Assets consist of:
Paid in capital		$ 1,357,807,888
Distributions in excess of net investment income		(2,411)
Accumulated undistributed net realized gain (loss) on investments		14,511
Net unrealized appreciation (depreciation) on investments		290,523
Net Assets, for 140,271,454 shares outstanding		$ 1,358,110,511
Net Asset Value, offering price and redemption price per share ($1,358,110,511 ÷ 140,271,454 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,285,477

Expenses
Management fee	$ 1,890,573
Independent trustees' compensation	27,051
Total expenses before reductions	1,917,624
Expense reductions	(406,181)	1,511,443
Net investment income (loss)		774,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,824
Change in net unrealized appreciation (depreciation) on investment securities		97,284
Net gain (loss)		101,108
Net increase (decrease) in net assets resulting from operations		$ 875,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2013 (Unaudited)	Year ended June 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 774,034	$ 2,440,804
Net realized gain (loss)	3,824	15,105
Change in net unrealized appreciation (depreciation)	97,284	13,924
Net increase (decrease) in net assets resulting from operations	875,142	2,469,833
Distributions to shareholders from net investment income	(785,133)	(2,438,195)
Share transactions Proceeds from sales of shares	553,592,552	1,413,254,020
Reinvestment of distributions	764,388	2,392,175
Cost of shares redeemed	(592,751,287)	(943,530,813)
Net increase (decrease) in net assets resulting from share transactions	(38,394,347)	472,115,382
Total increase (decrease) in net assets	(38,304,338)	472,147,020

Net Assets
Beginning of period	1,396,414,849	924,267,829
End of period (including distributions in excess of net investment income of $2,411 and undistributed net investment income of $8,688, respectively)	$ 1,358,110,511	$ 1,396,414,849
Other Information Shares
Sold	57,189,313	145,997,316
Issued in reinvestment of distributions	78,966	247,126
Redeemed	(61,234,637)	(97,472,191)
Net increase (decrease)	(3,966,358)	48,772,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2013	Years ended June 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.68	$ 9.68	$ 9.70	$ 9.69	$ 9.48
Income from Investment Operations
Net investment income (loss) D	.005	.017	.024	.019	.019	.149
Net realized and unrealized gain (loss)	- F	.001	(.006)	.004	.033	.213
Total from investment operations	.005	.018	.018	.023	.052	.362
Distributions from net investment income	(.005)	(.018)	(.018)	(.022)	(.018)	(.152)
Distributions from net realized gain	-	-	-	(.021)	(.024)	-
Total distributions	(.005)	(.018)	(.018)	(.043)	(.042)	(.152)
Net asset value, end of period	$ 9.68	$ 9.68	$ 9.68	$ 9.68	$ 9.70	$ 9.69
Total Return B,C	.05%	.18%	.19%	.23%	.54%	3.86%
Ratios to Average Net Assets E
Expenses before reductions	.26% A	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.21% A	.22%	.20%	.27%	.27%	.27%
Expenses net of all reductions	.21% A	.22%	.20%	.27%	.27%	.27%
Net investment income (loss)	.11% A	.18%	.25%	.20%	.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,358,111	$ 1,396,415	$ 924,268	$ 60,398	$ 70,652	$ 74,565
Portfolio turnover rate	0%	0%	0%	71%	202%	229%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2013 (Unaudited)

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Term Portfolio attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Portfolio's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Cash Portfolio	$3,691,112,738	$ -	$ -	$ -
Term Portfolio	1,587,709,731	292,727	(2,204)	290,523

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between ..195% and .275% of each Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to the investment adviser by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the reporting period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.24%
Term Portfolio	.26%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. The investment adviser pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from ..06% to .08% of each Fund's average net assets. For the period, the investment adviser paid FDC $839,635 and $191,799 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Semiannual Report

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 1,170,537
Term Portfolio	406,181

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Portfolio
Term Portfolio

Each year, typically in October, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly each quarter and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee. All of the Independent Trustees are members of the Audit Committee.

At its October 2013 meeting, the Board, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have other investment choices available to them, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of the ' investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of, and coordination with, third party service providers, principally Capital Management of the Carolinas, the funds' regional distributor, as well as the third parties acting as the funds' custodian and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (Term Portfolio only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2012, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (Term Portfolio only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Cash Portfolio

The Board reviewed Cash Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three- year periods and the first quartile for the five-year period.

Term Portfolio

Semiannual Report

The Board reviewed Term Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of Term Portfolio compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year total return was lower than its benchmark. The Board considered that Term Portfolio had underperformed its peers on a net basis primarily as a result of a very narrow spread between agency discount notes and U.S. Treasury bills throughout the year, which limited the investment opportunities in the marketplace for the fund.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other institutional money market funds, Cash Portfolio may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. Treasury securities, the use of which might increase yield.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which the funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of comparable funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting distribution and service fee payments made by FMR to Fidelity Distributors Corporation, the funds' distributor, from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Cash Portfolio

* All-inclusive fee structure; amount represents FMR's net management fee after payment to CMC and other fund-level expenses.

Term Portfolio

* All-inclusive fee structure; amount represents FMR's net management fee after payment to CMC and other fund-level expenses.

Semiannual Report

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered information concerning the total expense ratios of the ASPG.

The Board noted that Term Portfolio's total expense ratio ranked below its competitive median for 2012, and that Cash Portfolio's total expense ratio ranked above its competitive median for 2012.

The Board considered that Capital Management of the Carolinas has been voluntarily waiving part of each fund's distribution and service fee and FMR has been voluntarily waiving part of each fund's management fees to increase each fund's yield.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) the fees paid by other mutual funds advised by FMR and institutional accounts for which FMR or one or more of its affiliates provides investment advisory services; (ii) the management fees paid by other pooled investment vehicles that have investment objectives similar to Cash Portfolio or Term Portfolio and are available exclusively to state and local governments; and (iii) portfolio manager compensation.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the The North Carolina Capital Management Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Chief Executive Officer and the Treasurer and Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Kimberley H. Monasterio
Kimberley H. Monasterio
President and Chief Executive Officer

Date:	February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley H. Monasterio
Kimberley H. Monasterio
President and Chief Executive Officer

Date:	February 20, 2014
By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Chief Financial Officer

Date:	February 20, 2014